Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Payment to suppliers and employees	$ (9,239,347)	$ (6,151,612)
R&D tax refund	1,013,757	782,383
Net interest received	110,014	1,002
Net cash used in operating activities	(8,115,576)	(5,368,227)
Cash flows from investing activities
Property, plant, and equipment additions	(165,845)
Net cash used in investing activities	(165,845)
Cash flows from financing activities
Proceeds from share issues	13,002,027	16,129,282
Share issue costs paid	(780,000)	(32,891)
Repayment of lease liabilities	(23,087)
Net cash provided by financing activities	12,198,940	16,096,391
Net increase in cash and cash equivalents	3,917,519	10,728,164
Cash and cash equivalents at beginning of period	37,500,931	9,123,617
Effect of exchange rate fluctuations on cash held	5,294	(81,276)
Cash and cash equivalents at end of period	$ 41,423,744	$ 19,770,505